Fair Value of Financial Assets and Liabilities - Recurring (Details) (Fair Value, Measurements, Recurring [Member], Significant Other Observable Inputs (Level 2) [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Foreign exchange contracts-forwards	$ 11	$ 58
Deferred compensation investments in cash surrender life insurance	77	69
Deferred compensation investments in mutual funds	23	23
Total	111	150
Liabilities:
Foreign exchange contracts-forwards	82	31
Deferred compensation plan liabilities	110	97
Total	$ 192	$ 128